Commitments and contingencies (Details) € in Thousands, $ in Thousands		9 Months Ended
	Apr. 05, 2024 item	Sep. 30, 2024 USD ($) item	Sep. 30, 2024 EUR (€)
Commitments and contingencies
Residual value guarantees in lease contracts		$ 987,031	€ 881,596
Conversion of Company into legal form of stock corporation
Commitments and contingencies
Number of plaintiffs who filed against resolution approving conversion of Company into legal form of stock corporation		4
Number of actions for contestation and annulment filed against resolution approving conversion of Company into legal form of stock corporation		2
Conversion of Company into legal form of stock corporation | Minimum
Commitments and contingencies
Period of proceedings regarding action for contestation and annulment against resolution, first instance		1 year
Period of proceedings regarding action for contestation and annulment against resolution, second instance		1 year
Period of proceedings regarding action for contestation and annulment against resolution, third instance		1 year
Unfair or exclusionary conduct in violation of Section 5 of the FTC act
Commitments and contingencies
Number of civil investigative demands (CIDs) from U.S. Federal Trade Commission	2
Information security breach at Cardiovascular Consultants, Ltd
Commitments and contingencies
Number of putative class action lawsuits		2
Number of actions that received class certification		0
Arizona state court
Commitments and contingencies
Number of putative class action lawsuits		1
Number of federal purported class action lawsuits voluntarily dismissed and consolidated with pending state court case		4
Pennsylvania federal court
Commitments and contingencies
Number of putative class action lawsuits		1
Number of federal purported class action lawsuits voluntarily dismissed and consolidated with pending state court case		2